ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

19.  ACCUMULATED OTHER COMPREHENSIVE INCOME

The movement of accumulated other comprehensive income is as follows:

	Unrealized gain on marketable equity securities	Foreign currency translation adjustment	Total
Balance as of December 31, 2010	1,368	11,015	12,383
Foreign currency translation adjustment	—	1,835	1,835
Unrealized gain on marketable equity securities	149	—	149
Reclassification of unrealized gain on marketable equity securities into earnings	(1,517)	—	(1,517)
Balance as of December 31, 2011	—	12,850	12,850
Foreign currency translation adjustment	—	12	12
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai, net of tax	—	(1,468)	(1,468)
Balance as of December 31, 2012	—	11,394	11,394
Foreign currency translation adjustment	—	(7)	(7)
Balance as of December 31, 2013	—	11,387	11,387